OTHER RESERVES - Schedule of Foreign Currency Translation Reserve (Details) - Reserve of change in value of foreign currency basis spreads - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreign currency translation reserve
At 1 January	£ (198)	£ (159)	£ (176)
Currency translation differences arising in the year	119	(39)	4
At 31 December	(110)	(198)	(159)
Pre-tax
Foreign currency translation reserve
Net income statement transfers	£ (31)	£ 0	£ 13